Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Taxes

Note 16. Income Taxes

The components of our provision for income taxes for the periods presented are as follows (in thousands):

	Years Ended December 31,
	2012	2011	2010
Federal
Current	$18,142	$17,820	$17,729
Deferred	(21,167)	6,867	(2,409)
	(3,025)	24,687	15,320

State, Local and Foreign
Current	15,441	10,559	12,288
Deferred	(5,633)	1,968	(1,756)
	9,808	12,527	10,532
Total Provision	$6,783	$37,214	$25,852

Deferred income taxes at December 31, 2012 and 2011 consist of the following (in thousands):

	At December 31,
	2012	2011
Deferred Tax Assets
Unearned and deferred compensation	$17,272	$12,598
Other	10,832	3,465
	28,104	16,063

Deferred Tax Liabilities
Receivables from affiliates	(13,251)	(14,378)
Investments	(31,598)	(45,812)

Other	(583)	-
	(45,432)	(60,190)
Net Deferred Tax Liability	$(17,328)	$(44,127)

A reconciliation of the provision for income taxes with the amount computed by applying the statutory federal income tax rate to income before provision for income taxes for the periods presented is as follows (in thousands):

	Years Ended December 31,
	2012		2011		2010
Pre-tax (loss) income from taxable subsidiaries	$(412)		$78,561		$49,253
Federal provision at statutory tax rate (35%)	(144)	35.0%	27,496	35.0%	17,238	35.0%
State and local taxes, net of federal benefit	616	(149.5%)	7,409	9.4%	4,303	8.7%
Amortization of intangible assets	465	(112.9%)	486	0.6%	854	1.7%
Other	1,069	(261.2%)	272	0.4%	264	0.6%
Tax provision — taxable subsidiaries	2,006	(488.6%)	35,663	45.4%	22,659	46.0%
Other state, local and foreign taxes	4,777		1,551		3,193
Total provision	$6,783		$37,214		$25,852

Included in Income taxes, net in the consolidated balance sheets at December 31, 2012 and 2011 are accrued income taxes totaling $4.0 million and prepaid income taxes totaling $4.6 million, respectively, deferred income taxes totaling $17.3 million and $44.1 million, respectively, and uncertain tax positions totaling $0.3 million and $0, respectively. The uncertain tax positions, which we account for in accordance with ASC 740, Income Taxes, were acquired in the Merger.

At January 1, 2010, we had unrecognized tax benefits of $0.6 million (net of federal benefits), which if recognized, would have affected our effective tax rate. During 2010, we reversed the unrecognized tax benefits, including all related interest totaling $0.1 million, as they were no longer required.

Real Estate Ownership Operations

As discussed in Note 3, W. P. Carey & Co. LLC, our predecessor, converted to a REIT through the REIT Reorganization. Effective February 15, 2012, W. P. Carey Inc. elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code for the year ended December 31, 2012. As a REIT, we are not subject to federal income taxes on our income and gains that we distribute to our stockholders as long as we satisfy certain requirements, principally relating to the nature of our income and the level of our distributions, as well as other factors. We believe that we have operated, and we intend to continue to operate, in a manner that allows us to continue to qualify as a REIT. As a REIT, we expect to derive most of our REIT income from our real estate operations under our Real Estate Ownership segment.

Investment Management Operations

We conduct our investment management services in our Investment Management segment through TRSs. A TRS is a subsidiary of a REIT that is subject to corporate federal, state, local and foreign taxes, as applicable. Our use of TRSs enables us to engage in certain businesses while complying with the REIT qualification requirements and also allows us to retain income generated by these businesses for reinvestment without the requirement to distribute those earnings. We conduct business in the U.S., Asia and the European Union, and as a result, we or one or more of our subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and certain foreign jurisdictions. Certain of our inter-company transactions that have been eliminated in consolidation for financial accounting purposes are also subject to taxation. Periodically, shares in the Managed REITs that are payable to our TRSs in consideration of services rendered are distributed from TRSs to us.

Our tax returns are subject to audit by taxing authorities. Such audits can often take years to complete and settle. The tax years 2009 through 2012 remain open to examination by the major taxing jurisdictions to which we are subject.

Our subsidiary, Carey REIT II, owns our real estate assets and elected to be taxed as a real estate investment trust under Sections 856 through 860 of the Internal Revenue Code until September 28, 2012, the date of the Merger, when it became a qualified real estate investment trust subsidiary (“QRS”). In connection with the CPA®:14/16 Merger in May 2011, we formed Carey REIT III to hold the Special Member Interest in the newly formed operating partnership of CPA®:16 – Global (Note 4). Carey REIT III also elected to be taxed as a real estate investment trust under the Internal Revenue Code until September 28, 2012, when it merged into another of our subsidiaries. Under the REIT operating structure, Carey REIT II and Carey REIT III were permitted to deduct distributions paid to our shareholders and generally would not be required to pay U.S. federal income taxes. Accordingly, no provision was made for U.S. federal income taxes in the consolidated financial statements related to either Carey REIT II or Carey REIT III through September 28, 2012. Carey REIT II became a QRS effective September 28, 2012. QRS's are disregarded for US federal tax purposes and therefore not subject to US federal income tax. A QRS is still subject to state, local and foreign taxes where applicable.

As of December 31, 2012, we had net operating losses (“NOLs”) in foreign jurisdictions of approximately $46.1 million, translating to a deferred tax asset before valuation allowance of $11.9 million.  Our NOLs began expiring in 2011 in certain foreign jurisdictions.  The utilization of NOLs may be subject to certain limitations under the tax laws of the relevant jurisdiction.  Management determined that as of December 31, 2012, $11.9 million of deferred tax assets related to losses in foreign jurisdictions did not satisfy the recognition criteria set forth in accounting guidance for income taxes and established valuation allowance for this amount.